United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

_______________________Federated MDT Stock Trust____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Quarter ended 1/31/10

Item 1.                      Schedule of Investments

Federated MDT Stock Trust

Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.2%
		Basic Industries – 0.3%
58,574		Commercial Metals Corp.	804,807
		Capital Goods – 6.9%
21,681		Grainger (W.W.), Inc.	2,152,490
47,544		L-3 Communications Holdings, Inc.	3,962,317
42,774		Lockheed Martin Corp.	3,187,518
123,138		Northrop Grumman Corp.	6,969,611
7,890		Raytheon Co.	413,673
18,126		SPX Corp.	986,779
		TOTAL	17,672,388
		Consumer Cyclicals – 2.3%
13,301	[1]	BJ's Wholesale Club, Inc.	449,441
6,725	[1]	DIRECTV Group, Inc., Class A	204,104
20,107	[1]	Dreamworks Animation SKG, Inc.	782,966
14,510	[1]	Penn National Gaming, Inc.	391,480
26,912	[1]	Sears Holdings Corp.	2,510,351
51,465		Time Warner, Inc.	1,412,714
		TOTAL	5,751,056
		Consumer Staples – 7.8%
201,055		Archer-Daniels-Midland Co.	6,025,618
20,606		Campbell Soup Co.	682,265
15,787		General Mills, Inc.	1,125,771
120,361		Procter & Gamble Co.	7,408,219
203,931		Safeway Inc.	4,578,251
		TOTAL	19,820,124
		Energy – 23.5%
426,904		Chesapeake Energy Corp.	10,578,681
143,037		Chevron Corp.	10,315,828
218,969		ConocoPhillips	10,510,512
19,462	[1]	Exterran Holdings, Inc.	394,689
81,551		Exxon Mobil Corp.	5,254,331
189,243		Marathon Oil Corp.	5,641,334
50,994	[1]	Mirant Corp.	717,486
189,045		Murphy Oil Corp.	9,656,419
82,246		Noble Corp.	3,316,159
72,299	[1]	Plains Exploration & Production Co.	2,411,172
24,429	[1]	Rowan Cos., Inc.	524,735
27,871		Sunoco, Inc.	699,283
		TOTAL	60,020,629
		Financial Services – 31.9%
55,912		Allied World Assurance Holdings Ltd.	2,502,621
281,610		Ameriprise Financial, Inc.	10,768,766
178,635		Chubb Corp.	8,931,750
145,059	[1]	CNA Financial Corp.	3,407,436
63,040		Endurance Specialty Holdings Ltd.	2,270,701
61,381		Everest Re Group Ltd.	5,262,807
72,759		Goldman Sachs Group, Inc.	10,820,718
39,648		Hartford Financial Services Group, Inc.	951,155

Shares			Value
267,839		JPMorgan Chase & Co.	10,429,651
47,929		Lincoln National Corp.	1,178,095
177,452		MetLife, Inc.	6,267,605
8,705		PartnerRe Ltd.	649,306
104,718		Prudential Financial, Inc.	5,234,853
9,786		Reinsurance Group of America	476,774
76,603		RenaissanceRe Holdings Ltd.	4,150,351
25,993		TFS Financial Corp.	334,270
143,106		The Travelers Cos., Inc.	7,251,181
33,582		XL Capital Ltd., Class A	563,170
		TOTAL	81,451,210
		Health Care – 15.0%
159,502		Aetna, Inc.	4,780,275
42,052		AmerisourceBergen Corp.	1,146,338
72,671	[1]	Amgen, Inc.	4,249,800
352,730		UnitedHealth Group, Inc.	11,640,090
22,840		Universal Health Services, Inc., Class B	666,014
171,375	[1]	Wellpoint, Inc.	10,920,015
88,999	[1]	Zimmer Holdings, Inc.	5,012,424
		TOTAL	38,414,956
		Information Technology – 3.9%
136,420		Activision Blizzard, Inc.	1,386,027
19,355	[1]	Fairchild Semiconductor International, Inc., Class A	173,808
37,080		Ingram Micro, Inc., Class A	626,652
165,505	[1]	Thermo Fisher Scientific, Inc.	7,638,056
		TOTAL	9,824,543
		Public Utilities – 5.8%
124,480		Edison International	4,147,674
198,008		Sempra Energy	10,048,906
11,880		Southern Union Co.	261,835
12,397		Telephone and Data Systems, Inc.	391,125
		TOTAL	14,849,540
		Transportation – 0.8%
23,352		Alexander and Baldwin, Inc.	746,097
29,658		Overseas Shipholding Group, Inc.	1,323,043
		TOTAL	2,069,140
		TOTAL COMMON STOCKS (IDENTIFIED COST $230,968,781)	250,678,393
		MUTUAL FUNDS – 1.3%
3,401,466	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	3,401,466
		TOTAL INVESTMENTS — 99.5% (IDENTIFIED COST $234,370,247)[4]	254,079,859
		OTHER ASSETS AND LIABILITIES - NET — 0.5%[5]	1,325,144
		TOTAL NET ASSETS — 100%	$255,405,003

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes. At January 31, 2010, the cost of investments for federal tax purposes was $234,370,247. The net unrealized appreciation from investments was $19,709,612. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,276,819 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,567,207.
5	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated MDT Stock Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	March 23, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	March 23, 2010